Business combinations	9 Months Ended
Sep. 30, 2020
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations

For the nine-month period ended September 30, 2020

On April 3, 2020, the Company completed the investment in a 35% stake in a renewable energy platform in Chile for approximately $4 million. The first investment made by the platform has been in a 55 MW solar PV plant, Chile PV I, located in Chile. Atlantica has control over Chile PV I under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV I has been accounted for in these consolidated condensed interim financial statements in accordance with IFRS 3, Business Combinations, showing 65% of Non-Controlling interest.

On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes which owns a 51% stake in Tenes, a water desalination plant in Algeria. On May 31, 2020, the Company also acquired a series of decision rights at the Tenes level. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividends to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

Impact of business combinations in the consolidated financial statements

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Asset Acquisition for the nine-month period ended September 30, 2020
Concessional assets	162,489
Other non-current assets	931
Cash & cash equivalents	17,646
Other current assets	29,445
Non-current Project debt	(150,087)
Current Project debt	(8,357)
Other current and non-current liabilities	(4,378)
Non-controlling interests	(25,079)
Asset acquisition - purchase price	(22,610)
Net result of the asset acquisition	-

The purchase price equals the fair value of the net assets acquired.

The amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of September 30, 2020. The measurement period will not exceed one year from the acquisition dates.

The amount of revenue contributed by the acquisitions performed during the nine-month period ended September 30, 2020 to the consolidated financial statements of the Company as of September 30, 2020 is $13.3 million, and the amount of profit after tax is $1.7 million. Had the acquisitions been consolidated from January 1, 2020, the consolidated statement of comprehensive income would have included additional revenue of $16.3 million and additional profit after tax of $2.3 million.

For the year ended December 31, 2019

On August 2, 2019, the Company closed the acquisition of a 100% stake in ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained before December 2020, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Perú issued a bank guarantee to address this potential repayment obligation to Atlantica. The purchase has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

Impact of business combinations in the consolidated financial statements

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets	28,738
Current assets	1,503
Deferred tax liabilities	(2,539)
Other current and non-current liabilities	(1,512)
Asset acquisition - purchase price	(26,190)
Net result of the asset acquisition	-

The purchase price equals the fair value of the net assets acquired.